Related Party Transactions and Balances (Details Textual) (Mr. Xinglin Yao [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Mr. Xinglin Yao [Member]
Related Party Transaction [Line Items]
Annual interest rate	10.80%
Interest income derived from loans to related parties		$ 13,199